Earnings (Loss) Per Share (Tables)	12 Months Ended
Jan. 03, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income per Share	The computation of basic and diluted EPS is as follows:

	Year Ended
	January 3, 2021	December 29, 2019	December 30, 2018
Basic and diluted EPS:
Income (loss) from continuing operations	$(3,386)	$(1,995)	$6,891
Income (loss) from discontinued operations, net of tax	(6,825)	(82,391)	896
Net income (loss)	(10,211)	(84,386)	7,787
Less: income allocated to participating securities	—	—	85
Net income (loss) available to common stockholders	$(10,211)	$(84,386)	$7,702
Weighted average common shares—basic	25,341,415	26,500,356	26,890,577
Restricted stock units	—	—	3,506
Weighted average common shares—diluted	25,341,415	26,500,356	26,894,083

Earnings (loss) from continuing operations per common share—basic	$(0.13)	$(0.07)	$0.26
Earnings (loss) from discontinued operations per common share—basic	(0.27)	(3.11)	0.03
Earnings (loss) per common share—basic	$(0.40)	$(3.18)	$0.29

Earnings (loss) from continuing operations per common share—diluted	$(0.13)	$(0.07)	$0.26
Earnings (loss) from discontinued operations per common share—diluted	(0.27)	(3.11)	0.03
Earnings (loss) per common share—diluted	$(0.40)	$(3.18)	$0.29